TAXATION - Provision for income tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
TAXATION
Statutory income tax rates	27.00%	26.00%
Expected tax (recovery) expense	$ 14,441	$ (5,680)
Change in income tax rates		(574)
Provincial mining taxes	800	1,621
Change in unrecognized temporary differences	(10,942)	7,679
Share-based compensation and other items	943	988
Flow-through shares	823	842
Flow-through share premium	(526)	(574)
Impact of foreign exchange on CAD denominated tax attributes	11,735	(12,550)
Non-temporary differences	(410)	2,847
Total tax (recovery) expense	16,864	(5,401)
Deductible temporary differences for which no deferred tax assets have been recognized	$ 37,962	$ 75,948